Reconciliation of Financial Statements to Form 5500 - Changes in Net Assets Available for Benefits (Details) - EBP 038 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Increase in assets available for benefits before plan transfers per the financial statements	$ 84,654,595	$ 91,930,358
Deemed distributions	21,603	23,903
Net income per Form 5500	$ 84,676,198	$ 91,954,261